Reverse Merger (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Agreement And Plan Of Reorganization [Line Items]
Number of Earnout Shares	3,000,000
Fiscal year ending 12-31-2014 [Member]
Agreement And Plan Of Reorganization [Line Items]
Ordinary Share Price Target	$ 12
Fiscal year ending 12-31-2015 [Member]
Agreement And Plan Of Reorganization [Line Items]
Ordinary Share Price Target	$ 13
Fiscal year ending 12-31-2016 [Member]
Agreement And Plan Of Reorganization [Line Items]
Ordinary Share Price Target	$ 15
Minimum [Member] | Fiscal year ending 12-31-2014 [Member]
Agreement And Plan Of Reorganization [Line Items]
EBITDA Target	$ 30,000
Number of Earnout Shares	416,667
Minimum [Member] | Fiscal year ending 12-31-2015 [Member]
Agreement And Plan Of Reorganization [Line Items]
EBITDA Target	35,000
Number of Earnout Shares	875,000
Minimum [Member] | Fiscal year ending 12-31-2016 [Member]
Agreement And Plan Of Reorganization [Line Items]
EBITDA Target	40,000
Number of Earnout Shares	1,333,333
Maximum [Member] | Fiscal year ending 12-31-2014 [Member]
Agreement And Plan Of Reorganization [Line Items]
EBITDA Target	36,000
Number of Earnout Shares	500,000
Maximum [Member] | Fiscal year ending 12-31-2015 [Member]
Agreement And Plan Of Reorganization [Line Items]
EBITDA Target	40,000
Number of Earnout Shares	1,000,000
Maximum [Member] | Fiscal year ending 12-31-2016 [Member]
Agreement And Plan Of Reorganization [Line Items]
EBITDA Target	$ 45,000
Number of Earnout Shares	1,500,000